Form N-1A Supplement	Oct. 24, 2025
VanEck Durable High Dividend ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED OCTOBER 24, 2025 TO THE SUMMARY PROSPECTUS
DATED FEBRUARY 1, 2025
AND THE PROSPECTUS DATED FEBRUARY 1, 2025, as supplemented,
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for VanEck ETF Trust (the “Trust”) regarding the VanEck Durable High Dividend ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.
Effective December 22, 2025 (the “Effective Date”), Morningstar, Inc. will implement changes to the methodology of the Morningstar® US Dividend Valuation IndexSM (the “Morningstar US Dividend Valuation Index”), the Fund's benchmark index.